Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 208,750	£ 207,287
PIPs	£ 10	£ 32
Percenatge of simple average loan to value	42.00%	43.00%
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 166,730	£ 165,356
Interest-only
Disclosure of credit risk exposure [line items]
PIPs	£ 5	£ 14
Percenatge of simple average loan to value	44.00%	45.00%
Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 38,441	£ 38,062
Part Interest Only Part Repayment
Disclosure of credit risk exposure [line items]
PIPs	£ 2	£ 9
Percenatge of simple average loan to value	44.00%	45.00%
Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 13,234	£ 13,247
Flexible
Disclosure of credit risk exposure [line items]
PIPs	£ 1	£ 2
Percenatge of simple average loan to value	26.00%	28.00%
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 9,953	£ 11,273
LTV >100%
Disclosure of credit risk exposure [line items]
PIPs	£ 4	£ 13
Percenatge of simple average loan to value	117.00%	117.00%
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 734	£ 884
Buy-to-Let
Disclosure of credit risk exposure [line items]
PIPs	£ 0	£ 1
Percenatge of simple average loan to value	59.00%	60.00%
Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 11,608	£ 9,904
Other
Disclosure of credit risk exposure [line items]
PIPs	£ 2	£ 8
Percenatge of simple average loan to value	43.00%	44.00%
Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 110,854	£ 109,234
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	154,586	155,477
Stage 1 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	33,330	33,739
Stage 1 | Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,860	12,112
Stage 1 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,731	10,183
Stage 1 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	423	594
Stage 1 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,180	9,593
Stage 1 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	105,514	105,114
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,345	8,157
Stage 2 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,228	3,502
Stage 2 | Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,126	888
Stage 2 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	989	873
Stage 2 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	221	183
Stage 2 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	393	285
Stage 2 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,728	3,526
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,799	£ 1,722
Stage 3 ratio	1.09%	1.05%
Stage 3 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 883	£ 821
Stage 3 ratio	2.31%	2.17%
Stage 3 | Part Interest Only Part Repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 248	£ 247
Stage 3 ratio	1.88%	1.87%
Stage 3 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 233	£ 217
Stage 3 ratio	2.48%	2.03%
Stage 3 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 90	£ 107
Stage 3 ratio	12.30%	12.11%
Stage 3 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 35	£ 26
Stage 3 ratio	0.30%	0.26%
Stage 3 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 612	£ 594
Stage 3 ratio	0.55%	0.54%